Investments in associates and joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Joint venture (c)	$ 2,627	$ 2,673
Investments in associates	1,488,247	1,473,382	$ 1,536,887
Investment In Associates And Joint Ventures	$ 1,488,247	$ 1,473,382
Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate	19.58%	19.58%
Investments in associates	$ 1,155,359	$ 1,108,284
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate	43.65%	43.65%
Investments in associates	$ 230,000	$ 271,036
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate	40.10%	40.10%
Investments in associates	$ 98,426	$ 89,554
Other minor investments [Member]
Investments in associates and joint ventures
Investments in associates	1,835	1,835
Investment In Associates Excluding Minor Investments [Member]
Investments in associates and joint ventures
Investments in associates	$ 1,483,785	$ 1,468,874